Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 02, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018
Business Acquisition [Line Items]
Total consideration, net		$ 8,842	$ 3,700	$ 10,000
Goodwill		910,088	$ 902,579	$ 901,928	$ 906,766
Business Acquisition, Intangible Assets		$ 4,538
PCP Oil Tools S.A. and Ener Tools S.A. ("PCP") [Member]
Business Acquisition [Line Items]
Business Acquisition	Oct. 02, 2017
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Total consideration, net	$ 8,842
Goodwill	5,053
Business Acquisition, Intangible Assets	$ 4,538
Finite-Lived Intangible Assets, Remaining Amortization Period	9 years